Other Assets (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Assets [Line Items]
Restricted cash	7,063	4,693
Deferred financing costs	8,706	8,503
Other	3,981	4,410
Advance, remaining amount	19,750	17,606
Less: current portion	(833)	(833)
Other assets (note 12)	18,917	16,773